Expense Example, No Redemption	Sep. 30, 2026 USD ($)
Jensen Quality MidCap Fund | Jensen Quality MidCap Fund - J Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 107
Expense Example, No Redemption, 3 Years	353
Expense Example, No Redemption, 5 Years	619
Expense Example, No Redemption, 10 Years	1,378
Jensen Quality MidCap Fund | Jensen Quality MidCap Fund - I Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	84
Expense Example, No Redemption, 3 Years	281
Expense Example, No Redemption, 5 Years	495
Expense Example, No Redemption, 10 Years	1,111
Jensen Quality MidCap Fund | Jensen Quality MidCap Fund - Y Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	82
Expense Example, No Redemption, 3 Years	275
Expense Example, No Redemption, 5 Years	484
Expense Example, No Redemption, 10 Years	1,088
Jensen Global Quality Growth Fund | Jensen Global Quality Growth Fund - J Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	127
Expense Example, No Redemption, 3 Years	424
Expense Example, No Redemption, 5 Years	743
Expense Example, No Redemption, 10 Years	1,646
Jensen Global Quality Growth Fund | Jensen Global Quality Growth Fund - I Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	104
Expense Example, No Redemption, 3 Years	352
Expense Example, No Redemption, 5 Years	620
Expense Example, No Redemption, 10 Years	1,386
Jensen Global Quality Growth Fund | Jensen Global Quality Growth Fund - Y Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	102
Expense Example, No Redemption, 3 Years	346
Expense Example, No Redemption, 5 Years	610
Expense Example, No Redemption, 10 Years	$ 1,363